Note 15 - Schedule Of The Nominal Amount Of The Hedging Instrument (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of The Nominal Amount Of The Hedging Instrument Line Items
Fair Value Hedges	€ 12,351,000,000
Derivatives Hedge Accounting USA Statement	9,000,000	€ 10,000,000	€ 23,000,000
Not Later Than Three Months Member
Schedule Of The Nominal Amount Of The Hedging Instrument Line Items
Fair Value Hedges	3,581,000,000
Of Which Type Of Interest Fair Value Hedges	3,569,000,000
Cash flow Hedges	10,495,000,000
Of Which Type Of Interest Cash Flow Hedges	6,756,000,000
Coverage Of Net Investments In Foreign Businesses	1,853,000,000
Fair Value Hedges Of The Portfolios Interest Rate Risk	299,000,000
Cash Flow Hedges Of The Portfolio Interest Rate Risk	101,000,000
Derivatives Hedge Accounting USA Statement	15,933,000,000
Later Than Three Months And Not Later Than One Year Member
Schedule Of The Nominal Amount Of The Hedging Instrument Line Items
Fair Value Hedges	10,945,000,000
Of Which Type Of Interest Fair Value Hedges	10,879,000,000
Cash flow Hedges	2,808,000,000
Of Which Type Of Interest Cash Flow Hedges	154,000,000
Coverage Of Net Investments In Foreign Businesses	2,910,000,000
Fair Value Hedges Of The Portfolios Interest Rate Risk	576,000,000
Cash Flow Hedges Of The Portfolio Interest Rate Risk	11,000,000
Derivatives Hedge Accounting USA Statement	17,340,000,000
Later Than One Year And Not Later Than Five Years Member
Schedule Of The Nominal Amount Of The Hedging Instrument Line Items
Fair Value Hedges	28,487,000,000
Of Which Type Of Interest Fair Value Hedges	26,946,000,000
Cash flow Hedges	2,576,000,000
Of Which Type Of Interest Cash Flow Hedges	1,816,000,000
Coverage Of Net Investments In Foreign Businesses	0
Fair Value Hedges Of The Portfolios Interest Rate Risk	1,533,000,000
Cash Flow Hedges Of The Portfolio Interest Rate Risk	1,049,000,000
Derivatives Hedge Accounting USA Statement	33,984,000,000
Later Than Five Years [Member]
Schedule Of The Nominal Amount Of The Hedging Instrument Line Items
Fair Value Hedges	18,656,000,000
Of Which Type Of Interest Fair Value Hedges	18,609,000,000
Cash flow Hedges	6,972,000,000
Of Which Type Of Interest Cash Flow Hedges	6,600,000,000
Coverage Of Net Investments In Foreign Businesses	0
Fair Value Hedges Of The Portfolios Interest Rate Risk	1,029,000,000
Cash Flow Hedges Of The Portfolio Interest Rate Risk	0
Derivatives Hedge Accounting USA Statement	26,623,000,000
Total Member
Schedule Of The Nominal Amount Of The Hedging Instrument Line Items
Fair Value Hedges	61,668,000,000
Of Which Type Of Interest Fair Value Hedges	60,003,000,000
Cash flow Hedges	22,852,000,000
Of Which Type Of Interest Cash Flow Hedges	15,326,000,000
Coverage Of Net Investments In Foreign Businesses	4,763,000,000
Fair Value Hedges Of The Portfolios Interest Rate Risk	3,437,000,000
Cash Flow Hedges Of The Portfolio Interest Rate Risk	1,161,000,000
Derivatives Hedge Accounting USA Statement	€ 93,881,000,000